UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10071

Oppenheimer Discovery Mid Cap Growth Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)  (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 1/29/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS January 29, 2016* Unaudited

	Shares	Value
Common Stocks—94.9%
Consumer Discretionary—23.2%
Auto Components—0.8%
Delphi Automotive plc	96,160	$6,244,630
Diversified Consumer Services—1.4%
Bright Horizons Family Solutions, Inc.[1]	101,010	7,087,872
ServiceMaster Global Holdings, Inc.[1]	88,470	3,734,319

		10,822,191
Hotels, Restaurants & Leisure—4.4%
Buffalo Wild Wings, Inc.[1]	21,220	3,231,806
Domino’s Pizza, Inc.	113,200	12,896,876
Norwegian Cruise Line Holdings Ltd.[1]	159,560	7,239,237
Six Flags Entertainment Corp.	93,430	4,696,726
Vail Resorts, Inc.	37,840	4,730,000

		32,794,645
Household Durables—2.2%
DR Horton, Inc.	274,720	7,557,547
Mohawk Industries, Inc.[1]	51,900	8,636,679

		16,194,226
Internet & Catalog Retail—0.5%
Expedia, Inc.	36,650	3,703,116
Leisure Products—1.4%
Hasbro, Inc.	136,040	10,105,051
Multiline Retail—0.5%
Dollar Tree, Inc.[1]	44,200	3,594,344
Specialty Retail—10.4%
AutoZone, Inc.[1]	9,120	6,998,597
L Brands, Inc.	119,480	11,488,002
O’Reilly Automotive, Inc.[1]	67,280	17,553,352
Ross Stores, Inc.	181,360	10,203,314
Tractor Supply Co.	159,810	14,112,821

	Shares	Value
Specialty Retail (Continued)
Ulta Salon, Cosmetics & Fragrance, Inc.[1]	93,430	$16,926,713

		77,282,799
Textiles, Apparel & Luxury Goods—1.6%
Hanesbrands, Inc.	156,748	4,791,786
Under Armour, Inc., Cl. A1	79,560	6,796,811

		11,588,597
Consumer Staples—8.7%
Beverages—4.1%
Constellation Brands, Inc., Cl. A	113,560	17,315,629
Monster Beverage Corp.[1]	94,380	12,744,131

		30,059,760
Food & Staples Retailing—1.7%
Kroger Co. (The)	332,620	12,908,982
Food Products—2.9%
Hormel Foods Corp.	170,720	13,727,595
WhiteWave Foods Co. (The), Cl. A1	202,380	7,639,845

		21,367,440
Energy—1.1%
Oil, Gas & Consumable Fuels—1.1%
Concho Resources, Inc.[1]	46,584	4,431,536
Memorial Resource Development Corp.[1]	220,196	3,503,318

		7,934,854
Financials—9.1%
Capital Markets—0.7%
E*TRADE Financial Corp.[1]	200,190	4,716,476
Commercial Banks—3.8%
First Republic Bank	173,720	11,812,960
Signature Bank[1]	82,440	11,487,189
SVB Financial Group[1]	49,990	5,064,987

		28,365,136

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STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Diversified Financial Services—2.4%
CBOE Holdings, Inc.	72,660	$4,840,609
MarketAxess Holdings, Inc.	41,120	4,779,378
MSCI, Inc., Cl. A	76,740	5,282,782
Nasdaq, Inc.	44,870	2,781,940

		17,684,709
Real Estate Investment Trusts (REITs)—1.5%
Equinix, Inc.	36,676	11,390,465
Real Estate Management & Development—0.7%
Jones Lang LaSalle, Inc.	37,690	5,303,737
Health Care—13.8%
Biotechnology—0.9%
Anacor Pharmaceuticals, Inc.[1]	38,570	2,897,764
Incyte Corp.[1]	48,870	3,448,267

		6,346,031
Health Care Equipment & Supplies—5.3%
Align Technology, Inc.[1]	71,960	4,759,435
DexCom, Inc.[1]	72,700	5,182,056
Edwards Lifesciences Corp.[1]	155,450	12,157,745
Hologic, Inc.[1]	251,210	8,526,067
Intuitive Surgical, Inc.[1]	9,980	5,397,683
Teleflex, Inc.	26,780	3,633,778

		39,656,764
Health Care Providers & Services—6.6%
AmerisourceBergen Corp., Cl. A	40,090	3,590,460
Centene Corp.[1]	204,080	12,665,205
Henry Schein, Inc.[1]	63,900	9,677,016
MEDNAX, Inc.[1]	106,560	7,401,658
Universal Health Services, Inc., Cl. B	33,170	3,736,269
VCA, Inc.[1]	231,450	11,866,441

		48,937,049
Life Sciences Tools & Services—1.0%
Quintiles Transnational Holdings, Inc.[1]	118,260	7,193,756

	Shares	Value
Industrials—15.4%
Aerospace & Defense—1.7%
TransDigm Group, Inc.[1]	56,870	$12,780,395
Airlines—0.8%
Alaska Air Group, Inc.	83,600	5,885,440
Building Products—3.7%
A.O. Smith Corp.	134,080	9,365,488
Lennox International, Inc.	87,510	10,485,448
Masco Corp.	276,800	7,304,752

		27,155,688
Commercial Services & Supplies—1.9%
Cintas Corp.	103,190	8,866,085
Waste Connections, Inc.	90,820	5,446,475

		14,312,560
Electrical Equipment—2.3%
Acuity Brands, Inc.	83,480	16,898,857
Machinery—2.8%
Middleby Corp. (The)[1]	64,450	5,823,702
Snap-on, Inc.	94,180	15,215,721

		21,039,423
Professional Services—2.2%
Equifax, Inc.	115,650	12,235,770
Verisk Analytics, Inc., Cl. A1	55,140	4,025,220

		16,260,990
Information Technology—19.7%
Communications Equipment—1.7%
Palo Alto Networks, Inc.[1]	82,560	12,341,894
Internet Software & Services—2.1%
CoStar Group, Inc.[1]	62,790	11,011,483
LinkedIn Corp., Cl. A1	23,530	4,656,822

		15,668,305
IT Services—3.9%
Fiserv, Inc.[1]	131,200	12,406,272
Global Payments, Inc.	184,560	10,879,812
Vantiv, Inc., Cl. A1	119,990	5,645,530

		28,931,614

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STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Semiconductors & Semiconductor Equipment—2.7%
Avago Technologies Ltd., Cl. A	38,543	$5,153,584
Cavium, Inc.[1]	62,910	3,634,311
NVIDIA Corp.	242,420	7,100,482
NXP Semiconductors NV1	52,448	3,922,061

		19,810,438
Software—9.3%
Activision Blizzard, Inc.	379,440	13,212,101
Atlassian Corp. plc, Cl. A1	41,500	861,955
Electronic Arts, Inc.[1]	141,570	9,137,636
Guidewire Software, Inc.[1]	68,070	3,746,573
Red Hat, Inc.[1]	134,290	9,407,014
ServiceNow, Inc.[1]	137,360	8,545,166
SS&C Technologies Holdings, Inc.	88,490	5,689,022
Tableau Software, Inc., Cl. A1	52,460	4,209,390
Tyler Technologies, Inc.[1]	23,690	3,720,751
Ultimate Software Group, Inc. (The)[1]	58,990	10,360,414

		68,890,022

	Shares	Value
Materials—2.8%
Chemicals—1.2%
Sherwin-Williams Co. (The)	36,200	$9,255,254
Construction Materials—1.6%
Vulcan Materials Co.	132,900	11,721,780
Telecommunication Services—1.1%
Wireless Telecommunication Services—1.1%
SBA Communications Corp., Cl. A1	82,010	8,141,953

Total Common Stocks (Cost $624,643,088)		703,289,371
Investment Company—4.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.38%[2,3] (Cost $35,028,716)	35,028,716	35,028,716
Total Investments, at Value (Cost $659,671,804)	99.6%	738,318,087
Net Other Assets (Liabilities)	0.4	3,322,960

Net Assets	100.0%	$741,641,047

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STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

*January 29, 2016 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

1. Non-income producing security.

2. Rate shown is the 7-day yield at period end.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares October 30, 2015[a]	Gross Additions	Gross Reductions	Shares January 29, 2016 [a]

Oppenheimer Institutional Money Market Fund, Cl. E	33,268,671	115,283,887	113,523,842	35,028,716

			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$35,028,716	$21,955

    a. Represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

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NOTES TO STATEMENT OF INVESTMENTS January 29, 2016 Unaudited

1. Organization

Oppenheimer Discovery Mid Cap Growth Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the

6    OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$172,329,599	$—	$—	$172,329,599
Consumer Staples	64,336,182	—	—	64,336,182
Energy	7,934,854	—	—	7,934,854
Financials	67,460,523	—	—	67,460,523
Health Care	102,133,600	—	—	102,133,600
Industrials	114,333,353	—	—	114,333,353
Information Technology	145,642,273	—	—	145,642,273
Materials	20,977,034	—	—	20,977,034
Telecommunication Services	8,141,953	—	—	8,141,953
Investment Company	35,028,716	—	—	35,028,716

Total Assets	$738,318,087	$—	$—	$738,318,087

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in a money market Affiliated Fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is regulated as a money market fund under the Investment Company Act of 1940, as amended.

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$662,835,108

Gross unrealized appreciation	$94,374,228
Gross unrealized depreciation	(18,891,249)

Net unrealized appreciation	$75,482,979

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Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/29/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Mid Cap Growth Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/15/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/15/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	3/15/2016